Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Taxes on Income [Abstract]
Schedule of income tax rate
2021 - 23%
2020 - 23%

Schedule of deferred income taxes
	As of December 31,
	2022		2021
Deferred tax assets:
Net operating loss carry forward	$		$5,746

Deferred tax asset before valuation allowance			1,243
Valuation allowance			(1,243)

Net deferred tax asset		$-	$-

Schedule of reconciling item between the statutory tax rate of the Company and the effective tax rate
	Year ended December 31,
	2022	2021

Net loss, as reported in the consolidated statements of comprehensive loss	$3,358	$1,624
Statutory tax rate	21%	21%
Computed “expected” tax income	705	341
Valuation allowance	(705)	(341)

Taxes on income	$-	$-